Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. net operating loss carryforwards	$ 2,907,000	$ 2,894,000
Stock compensation	1,217,000	784,000
Canadian Provincial income tax losses	7,000	29,000
Canadian Provincial scientific investment tax credits	(10,000)	(4,000)
Gross deferred tax asset	4,121,000	3,703,000
Valuation allowance	(4,121,000)	(3,703,000)
Net deferred tax assets